Authorised and issued share capital - Movements and Weighted-average Exercise Price for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 shares	Dec. 31, 2018 GBP (£)
American depository receipts [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $	$ 94.752
Weighted-average exercise price for options, Exercised | $	57.031
Weighted-average exercise price for options, Lapsed | $	99.731
Weighted-average exercise price for options, Outstanding 31 December | $	95.453		$ 94.752
Weighted-average exercise price for options, Exercisable | $	95.453
American depository receipts [member] | WPP Share Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January | $	101.047
Weighted-average exercise price for options, Granted | $	53.140
Weighted-average exercise price for options, Lapsed | $	98.978
Weighted-average exercise price for options, Outstanding 31 December | $	84.893		$ 101.047
Weighted-average exercise price for options, Exercisable | $	$ 115.940
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	20,985,441	20,985,441
Options granted, Granted	6,301,400	6,301,400
Options granted, Exercised | shares	(166,675)	(166,675)	(630,822)	(630,822)	(2,514,706)
Options granted, Lapsed	(2,901,551)	(2,901,551)
Options granted, Ending balance	24,218,615	24,218,615	20,985,441	20,985,441
Options granted, Exercisable	8,931,165					8,931,165
Ordinary shares [member] | WPP Executive Share Option Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	6,741	6,741
Options granted, Ending balance	6,741	6,741	6,741	6,741
Options granted, Exercisable	6,741					6,741
Weighted-average exercise price for options, 1 January		£ 9.355
Weighted-average exercise price for options, Outstanding 31 December		£ 9.355		£ 9.355
Weighted-average exercise price for options, Exercisable						£ 9.355
Ordinary shares [member] | WPP Worldwide Share Ownership Program [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	6,375,750	6,375,750
Options granted, Exercised	(166,675)	(166,675)
Options granted, Lapsed	(688,301)	(688,301)
Options granted, Ending balance	5,520,774	5,520,774	6,375,750	6,375,750
Options granted, Exercisable	5,520,774					5,520,774
Weighted-average exercise price for options, 1 January		£ 12.195
Weighted-average exercise price for options, Exercised		7.064
Weighted-average exercise price for options, Lapsed		12.473
Weighted-average exercise price for options, Outstanding 31 December		12.290		£ 12.195
Weighted-average exercise price for options, Exercisable						£ 12.290
Ordinary shares [member] | WPP Executive Share Option New Scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January		14.929
Weighted-average exercise price for options, Granted		8.372
Weighted-average exercise price for options, Lapsed		14.818
Weighted-average exercise price for options, Outstanding 31 December		£ 12.753		£ 14.929
Weighted-average exercise price for options, Exercisable						£ 15.150
Ordinary shares [member] | WPP Share Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance	14,602,950	14,602,950
Options granted, Granted	6,301,400	6,301,400
Options granted, Lapsed	(2,213,250)	(2,213,250)
Options granted, Ending balance	18,691,100	18,691,100	14,602,950	14,602,950
Options granted, Exercisable	3,403,650					3,403,650